Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 2,200	$ 10,300
Provision related to restructuring and other		33,603
Cash held in reserve	12,200
Amount Deposited in Reserve	24,400
Payment Made for Obtaining a Letter of Credit	12,200
Provision related to restructuring and other - accrual	$ 2,206	$ 18,502